As filed with the Securities and Exchange Commission on February 8, 2016

Securities Act Registration No. 333-124430

Investment Company Act File No. 811-21761

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Post-Effective Amendment No. 36	☒

and

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 37	☒

KEELEY FUNDS, INC.

(Registrant)

111 West Jackson Blvd.

Suite 810

Chicago, Illinois 60604

Telephone number: (312) 786-5050

Copy to:
Kevin M. Keeley	Alan Goldberg
Keeley Asset Management Corp.	K&L Gates LLP
111 West Jackson Blvd., Suite 810	70 West Madison Street, Suite 3100
Chicago, Illinois 60604	Chicago, Illinois 60602-4207

(Agents for service)

Approximate date of proposed public offering: As soon as practical after the effective date of this Registration Statement.

It is proposed that this filing will become effective:

☒	immediately upon filing pursuant to rule 485(b)
☐	on pursuant to rule 485(b)
☐	60 days after filing pursuant to rule 485(a)(1)
☐	on pursuant to rule 485(a)(1)
☐	75 days after filing pursuant to rule 485(a)(2)
☐	on pursuant to rule 485(a)(2)

If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this post-effective amendment to the registration statement pursuant to Rule 485(b) under the Securities Act of 1933, as amended, and has duly caused this amendment to the registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Chicago, and the State of Illinois on the 8th day of February, 2016.

KEELEY FUNDS, INC.

By:	/s/ Kevin M Keeley
Kevin M. Keeley, President

Pursuant to the requirements of the Securities Act of 1933, as amended, this amendment to the registration statement has been signed below by the following persons in the capacities and on the date indicated.

Name	Title		Date

/s/ John G. Kyle*	Director	)
John G. Kyle		)
)
/s/ Walter D. Fitzgerald*	Director	)
Walter D. Fitzgerald		)
)
/s/ Jerome J. Klingenberger*	Director	)
Jerome J. Klingenberger		)
)
/s/ Sean W. Lowry*	Director	)
Sean W. Lowry		)	February 8, 2016
)
/s/ Laura D. Alter*	Director	)
Laura D. Alter		)
)
/s/ Brien M. O’Brien	Director	)
Brien M. O’Brien		)
)
/s/ Robert M. Kurinksy	Chief Financial Officer and General Counsel	)
Robert M. Kurinsky		)
)
/s/ Kevin M. Keeley	Chief Executive Officer	)
Kevin M. Keeley		)

By:	/s/ Robert M. Kurinsky
Robert M. Kurinsky
February 8, 2016

*	Robert M. Kurinsky. signs this document pursuant to powers of attorney filed with Registrant’s previous filing of its Registration Statement on Form N-14 on December 16, 2015 and incorporated by reference herein.

INDEX TO EXHIBITS

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase